CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 310,808	$ 248,875
Accounts receivable, net	734,844	872,430
Natural gas and natural gas liquids in storage	193,339	140,034
Commodity imbalances	30,904	60,896
Other current assets	108,552	106,898
Assets of discontinued operations	0	551
Total current assets	1,378,447	1,429,684
Property, plant and equipment
Property, plant and equipment	15,154,360	15,078,497
Accumulated depreciation and amortization	2,600,776	2,507,094
Net property, plant and equipment	12,553,584	12,571,403
Investments and other assets
Investments in unconsolidated affiliates	956,388	958,807
Goodwill and intangible assets	1,002,384	1,005,359
Other assets	176,755	162,998
Assets of discontinued operations	0	10,500
Total investments and other assets	2,135,527	2,137,664
Total assets	16,067,558	16,138,751
Current liabilities
Current maturities of long-term debt (Note E)	410,650	410,650
Short-term borrowings (Note E)	1,290,729	1,110,277
Accounts Payable, Current	703,278	874,731
Commodity imbalances	114,542	142,646
Accrued interest	90,151	112,514
Other current liabilities	122,624	166,042
Liabilities of discontinued operations	0	19,841
Total current liabilities	2,731,974	2,836,701
Long-term debt, excluding current maturities (Note E)	7,919,826	7,919,996
Deferred credits and other liabilities
Deferred income taxes	1,612,039	1,623,822
Other deferred credits	334,206	321,846
Liabilities of discontinued operations	0	7,471
Total deferred credits and other liabilities	1,946,245	1,953,139
Commitments and contingencies
ONEOK shareholders' equity (Note F):
Common stock, $0.01 par value: authorized 600,000,000 shares; issued 245,811,180 shares and outstanding 210,906,018 shares at March 31, 2017; issued 245,811,180 shares and outstanding 210,681,661 shares at December 31, 2016	2,458	2,458
Paid-in capital	1,232,069	1,234,314
Accumulated other comprehensive loss (Note G)	(139,062)	(154,350)
Retained earnings	30,887	0
Treasury stock, at cost: 34,905,162 shares at March 31, 2017, and 35,129,519 shares at December 31, 2016	(887,970)	(893,677)
Total ONEOK shareholders' equity	238,382	188,745
Noncontrolling interests in consolidated subsidiaries	3,231,131	3,240,170
Total equity	3,469,513	3,428,915
Total liabilities and equity	$ 16,067,558	$ 16,138,751